Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 18. RELATED PARTIES
PRIOR TO
SPIN-OFF.
Prior to the
Spin-Off,
GE provided the Company with significant corporate infrastructure and shared services. Some of these services will continue to be provided by GE to the Company on a temporary basis under the Transition Services Agreement, as discussed below. The following disclosures summarize related party activity between GE HealthCare and GE. This activity, which occurred prior to the
Spin-Off,
is included in the condensed combined financial statements.
Pensions, Benefit, and Contribution Plans
As discussed in Note 9, “Postretirement Benefit Plans,” employees of the Company participated in pensions, benefit, and contribution plans that were sponsored by GE. The Company was charged $59 million for the three months ended March 31, 2022 related to employee participation in these plans. In connection with the
Spin-Off,
a portion of these plans were transferred to the Company.
Share-based Compensation
GE granted various employee benefits to its group employees, including those of the Company, under the GE Long-Term Incentive Plan. These benefits primarily included stock options and restricted stock units. Compensation expense allocated to the Company was $19 million for the three months ended March 31, 2022, and is recognized within
SG&A
in the Condensed Combined Statement of Income.
Corporate Overhead and Other Allocations from GE
GE provided certain services described below that were charged to the Company based on
employee headcount, revenue, or other allocation methodologies.
Corporate Allocations from GE

March 31, 2022
Costs for centralized services (a)	$13
Costs associated with employee medical insurance (b)	30
Costs for corporate and shared services (c)	116

(a)	Costs for centralized services such as public relations, treasury and cash management, and other services were recognized within SG&A in the Condensed Combined Statement of Income.

(b)
Costs associated with employee medical insurance were recognized within Cost of products, Cost of services,
SG&A
, and Research and development
(“R&D”)
in the Condensed Combined Statement of Income based on the employee population.

(c)	Costs for corporate and shared services such as information technology, finance and other services were primarily recognized in SG&A and R&D in the Condensed Combined Statement of Income.
Management believes that the expense and cost allocations have been determined on a basis that is a reasonable reflection of the utilization of services provided or the benefit received by the Company during the three months ended March 31, 2022. The amounts that would have been, or will be incurred, on a stand-alone basis could materially differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees, or other factors.
AFTER
SPIN-OFF.
In connection with the
Spin-Off,
the Company entered into or adopted several agreements that provide a framework for the relationship between the Company and GE, including, but not limited to the following which had activity during the first quarter of 2023:

•
Separation and Distribution Agreement
— sets forth the principal actions to be taken in connection with the
Spin-Off,
including the transfer of assets and assumption of liabilities, and establishes certain rights and obligations between the Company and GE following the Distribution, including procedures with respect to claims subject to indemnification and related matters.

•
Transition Services Agreement
— governs all matters relating to the provision of services between the Company and GE on a transitional basis. The services the Company receives include support for digital technology, human resources, supply chain, finance, and real estate services, among others. The services generally commenced on the date of the
Spin-Off
and will terminate up to 36 months following the Distribution Date depending upon the related transitional service. For the three months ended March 31, 2023, we incurred $108 million, net, which represents fees charged from GE to the Company primarily for information technology, human resources, and
R&D
and is net of fees charged from the Company to GE for facilities and other shared services.

•
Tax Matters Agreement (“TMA”)
— governs the respective rights, responsibilities, and obligations between the Company and GE with respect to all tax matters (excluding employee-related taxes covered under the Employee Matters Agreement), in addition to certain restrictions which generally prohibit us from taking or failing to take any action in the two-year
period following the Distribution that would prevent the Distribution from qualifying as tax-free
for U.S. federal income tax purposes, including limitations on our ability to pursue certain strategic transactions. The TMA specifies the portion of tax liability for which the Company will bear contractual responsibility, and the Company and GE will each agree to indemnify each other against any amounts for which such indemnified party is not responsible.

Current amounts due from and to GE under the various agreements described above are recognized within Due from related parties or Due to related parties, as applicable, in the Condensed Consolidated and Combined Statements of Financial Position.
Non-current
amounts due from and to GE were $77 million and $108 million, respectively, as of March 31, 2023 and were recognized within All other assets or All other liabilities, as applicable, in the Condensed Consolidated Statements of Financial Position. These amounts primarily relate to tax and other indemnities.
GE HealthCare sells products and services in the ordinary course of business to certain entities associated with two members of our Board of Directors. During the three months ended March 31, 2023, we recognized revenue of $24 million from these entities in connection with providing products and services. Current amounts due from these entities as of March 31, 2023 were not significant.

NOTE 17. RELATED PARTIES
Prior to the Separation, GE provided the Company with significant corporate infrastructure and shared services. Some of these services will continue to be provided by GE to the Company on a temporary basis under the Transition Services Agreement. See Note 19, “Subsequent Events” for further information. Accordingly, as described in Note 1, “Organization and Basis of Presentation,” certain corporate and shared costs have been charged on the basis of direct usage by the Company as follows:

(a)
Employees of the Company participated in pensions and benefit plans that were sponsored by GE. The Company was charged $207 million, $237 million, and $296 million for the years ended December 31, 2022, 2021, and 2020, respectively. These costs were charged directly to the Company based on the specific employee eligibility for those benefits. See Note 10, “Postretirement Benefit Plans” for further information.

(b)
GE granted various employee benefits to its group employees, including those of the Company, under the GE Long-Term Incentive Plan. These benefits primarily included stock options and restricted stock units. Compensation expense associated with this plan was $67 million, $76 million, and $80 million for the years ended December 31, 2022, 2021, and 2020, respectively, which are included primarily in Selling, general, and administrative in the Combined Statements of Income. These costs were charged directly to the Company based on the specific employees receiving awards.

Additionally, certain GE Corporate Costs were charged to the Company based on allocation methodologies as follows:

(a)
Centralized services such as public relations, investor relations, treasury and cash management, executive management, security, government relations, community outreach, and corporate internal audit services were charged to the Company on a pro rata basis of GE’s estimates of each company’s usage at the beginning of the fiscal year. Costs of $42 million, $56 million, and $67 million for the years ended December 31, 2022, 2021, and 2020, respectively, were recognized within Selling, general, and administrative in the Combined Statements of Income.

(b)
Costs associated with employee medical insurance totaling $122 million, $132 million, and $137 million for the years ended December 31, 2022, 2021, and 2020, respectively, were charged to the Company based on employee headcount and are recognized within Cost of products, Cost of services, Selling, general, and administrative, or Research and development in the Combined Statements of Income based on the employee population.

(c)
Information technology, finance, insurance, research, supply chain, human resources, tax, and facilities activities were charged to the Company based on headcount, revenue, or other allocation methodologies. The Company incurred expenses for these services of $457 million, $455 million, and $503 million for the years ended December 31, 2022, 2021, and 2020, respectively, which are primarily included in Selling, general, and administrative and Research and development in the Combined Statements of Income.

Management believes that the expense and cost allocations have been determined on a basis that is a reasonable reflection of the utilization of services provided or the benefit received by the Company during 2022, 2021, and 2020. The amounts that would have been, or will be incurred, on a stand-alone basis could materially differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees, or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Company operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. In addition, the future results of operations, financial position, and cash flows could differ materially from the historical results presented herein.
The Company participates in factoring programs, the majority of which were discontinued in 2021. The Company factored U.S. and
non-U.S.
receivables through WCS on a recourse and nonrecourse basis pursuant to various factoring and servicing agreements. See Note 5, “Receivables” for further information.

The Company historically participated in centralized GE Treasury programs. The arrangement was not reflective of the manner in which the Company would have financed its operations had it been a stand-alone business separate from GE during the periods presented. Long-term intercompany financing, including strategic financing and centralized cash management arrangements, were used to fund expansion or certain working capital needs. All adjustments relating to certain transactions among the Company and GE or GE entities, which include the transfer of the balance of cash to GE, transfer of the balance of cash held in centralized cash management arrangements to GE, settlement of certain intercompany debt between the Company and GE or GE entities, and pushdown of all costs of doing business that were paid on behalf of the Company by GE or GE entities, were excluded from the asset and liability balances in the Combined Statements of Financial Position. These amounts have instead been reported within Net parent investment as a component of equity in the Combined Statements of Financial Position. As of December 31, 2022 and 2021, respectively, net related party receivables of $97 million and $195 million were reclassified to Net parent investment in the Combined Statements of Financial Position.
The Company’s related party revenues were not significant for the years ended December 31, 2022, 2021, and 2020. The majority of related party revenues were generated from sales made to former GE industrial business units.